Total
MM Equity Asset Fund
MM Equity Asset Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MM Equity Asset Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MM Equity Asset Fund Class I
Management Fees	0.18%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.28%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MM Equity Asset Fund | Class I | USD ($)	29	90	157	356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. The Fund typically invests most of its assets in the common stocks of U.S. companies in the S&P 500 Index (the “Index”). The Fund may also invest in securities not included within the Index. As of December 31, 2023, the market capitalization range of companies included in the Index was $6.50 billion to $2.99 trillion. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.
The Fund may use derivatives as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

positions. Use of derivatives by the Fund may create investment leverage.
In managing the investments of the Fund, J.P. Morgan employs a three-step process that combines research, valuation, and stock selection. J.P. Morgan takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow J.P. Morgan to rank the companies in each sector group according to their relative values. As a part of its investment process, J.P. Morgan seeks to assess the impact of environmental, social, and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights, and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that J.P. Morgan believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.
J.P. Morgan buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, J.P. Morgan often considers a number of other criteria:
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catalysts that could trigger a rise in a stock’s price;

impact on the overall risk of the portfolio relative to the Index;

high perceived potential reward compared to perceived potential risk; and

possible temporary mispricings caused by apparent market overreactions.

J.P. Morgan may sell a security as its valuation or ranking changes or if more attractive investments become available.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	21.97%	Lowest Quarter:	1Q ’20,	–19.51%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - MM Equity Asset Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	28.23%	16.81%	13.20%	Sep. 15, 2016
After Taxes on Distributions | Class I	24.42%	13.18%	8.97%
After Taxes on Distributions and Sale of Fund Shares | Class I	19.36%	13.08%	9.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	13.75%	Sep. 15, 2016